Supplemental Cash Flow Information - Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows, additional disclosures [Abstract]
Property, plant and equipment in accounts payable	$ 7,867	$ 41,646
Right-of-use-asset additions	9,386	0
Capitalized borrowing costs	21,961	25,244
Interest paid	47,904	18,055
Interest received	$ 2,516	$ 4,970